Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($)	Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts payable	$ 8,545		$ 61,898	[1]		[1]
Accrued payroll and welfare payable	56,040		107,284		16,221
VAT and other taxes payable	(2,460)		25,728		1,379
Others	57,230	[2]	32,655	[2]	2,296	[3]
Total Other Payables and Accruals	$ 119,355		$ 227,565		$ 19,896

[1]	Accounts payable primarily include commission payable for students' referral.
[2]	Others primarily include office rental and property management fee payable by Liaoning branch of ZDSE.
[3]	Others primarily include miscellaneous expenses payable.